UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	December 31, 2005"

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	February 10, 2005
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	450

Form 13F information Table Value Total:	 511606038

List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




                                                               FORM 13F                                                   12/31/05
                                                          REPORTING MANAGER;   ARGUS INVESTORS' COUNSEL                   PAGE   1
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     NAME OF ISSUER            TITLE             CUSIP        FAIR    SHARES OR
                                 OF              NUMBER      MARKET   PRINCIPAL    INVEST        		   VOTING AUTHORITY
                               CLASS                         VALUE     AMOUNT      DISCR     MANAGER      SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COMMON           002824100     2059    52220 SH       SOLE                    46970        0      450
ABBOTT LABS                    COMMON           002824100     7888   200060 SH       SOLE                   200060        0        0
AIR PRODS & CHEMS INC          COMMON           009158106     2337    39480 SH       SOLE                    35080        0      400
AIR PRODS & CHEMS INC          COMMON           009158106     7680   129750 SH       SOLE                   129750        0        0
ALBERTSONS INC                 COMMON           013104104     1286    60215 SH       SOLE                    56415        0        0
ALBERTSONS INC                 COMMON           013104104     4737   221855 SH       SOLE                   221855        0        0
ALCOA INC                      COMMON           013817101     1935    65450 SH       SOLE                    58125        0      725
ALCOA INC                      COMMON           013817101     7812   264200 SH       SOLE                   264200        0        0
AMERICAN EXPRESS CO            COMMON           025816109     1920    37315 SH       SOLE                    33495        0      420
AMERICAN EXPRESS CO            COMMON           025816109     6843   132980 SH       SOLE                   132980        0        0
AMERICAN INTL GROUP INC        COMMON           026874107     2755    40378 SH       SOLE                    35198        0      300
AMERICAN INTL GROUP INC        COMMON           026874107    10540   154472 SH       SOLE                   154472        0        0
ARCHER DANIELS MIDLAND C       COMMON           039483102      875    35480 SH       SOLE                    35480        0        0
AUTOMATIC DATA PROCESSIN       COMMON           053015103     2634    57385 SH       SOLE                    50435        0      550
AUTOMATIC DATA PROCESSIN       COMMON           053015103    11481   250130 SH       SOLE                   250130        0        0
BP PLC                         DEPOSITORY RECEI 055622104      564     8780 SH       SOLE                     7640        0      440
BECTON DICKINSON & CO          COMMON           075887109     2090    34785 SH       SOLE                    31285        0      500
BECTON DICKINSON & CO          COMMON           075887109     6943   115560 SH       SOLE                   115560        0        0
CATERPILLAR INC DEL            COMMON           149123101     2099    36340 SH       SOLE                    30030        0      480
CATERPILLAR INC DEL            COMMON           149123101    11958   207000 SH       SOLE                   207000        0        0
CISCO SYS INC                  COMMON           17275R102     2184   127590 SH       SOLE                   114290        0     1100
CISCO SYS INC                  COMMON           17275R102     7674   448240 SH       SOLE                   448240        0        0
COCA COLA CO                   COMMON           191216100     1465    36350 SH       SOLE                    30150        0        0
DELL INC                       COMMON           24702R101     1919    64090 SH       SOLE                    57040        0      650
DELL INC                       COMMON           24702R101     7659   255730 SH       SOLE                   255730        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1816    75780 SH       SOLE                    67530        0     1050
DISNEY WALT CO                 COM DISNEY       254687106     6740   281180 SH       SOLE                   281180        0        0
DOW CHEM CO                    COMMON           260543103     1886    43030 SH       SOLE                    38830        0        0
DOW CHEM CO                    COMMON           260543103     7297   166515 SH       SOLE                   166515        0        0
EMERSON ELEC CO                COMMON           291011104     2629    35190 SH       SOLE                    30890        0        0
EMERSON ELEC CO                COMMON           291011104    11815   158165 SH       SOLE                   158165        0        0
EXXON MOBIL CORP               COMMON           30231G102      868    15450 SH       SOLE                     9780        0        0
EXXON MOBIL CORP               COMMON           30231G102    11034   196448 SH       SOLE                   196448        0        0
FEDERAL NATL MTG ASSN          COMMON           313586109     1594    32660 SH       SOLE                    29960        0      400
FEDERAL NATL MTG ASSN          COMMON           313586109     5312   108835 SH       SOLE                   108835        0        0
FEDEX CORP                     COMMON           31428X106     2318    22420 SH       SOLE                    19810        0      310
FEDEX CORP                     COMMON           31428X106     8992    86970 SH       SOLE                    86970        0        0
GANNETT INC                    COMMON           364730101     1443    23825 SH       SOLE                    21475        0      350
GANNETT INC                    COMMON           364730101     4988    82345 SH       SOLE                    82345        0        0
GENERAL DYNAMICS CORP          COMMON           369550108     2733    23965 SH       SOLE                    20880        0      225
GENERAL DYNAMICS CORP          COMMON           369550108    11496   100800 SH       SOLE                   100800        0        0
GENERAL ELECTRIC CO            COMMON           369604103     2013    57425 SH       SOLE                    51805        0      720
GENERAL ELECTRIC CO            COMMON           369604103     8254   235491 SH       SOLE                   235491        0        0
HOME DEPOT INC                 COMMON           437076102     2624    64815 SH       SOLE                    57040        0      575
HOME DEPOT INC                 COMMON           437076102    11380   281120 SH       SOLE                   281120        0        0
ILLINOIS TOOL WKS INC          COMMON           452308109     1760    20005 SH       SOLE                    17385        0      320
ILLINOIS TOOL WKS INC          COMMON           452308109     7227    82140 SH       SOLE                    82140        0        0
INTEL CORP                     COMMON           458140100     1883    75440 SH       SOLE                    67740        0      900
INTEL CORP                     COMMON           458140100     7193   288200 SH       SOLE                   288200        0        0
INTERNATIONAL BUSINESS M       COMMON           459200101     2590    31510 SH       SOLE                    27360        0      250
INTERNATIONAL BUSINESS M       COMMON           459200101    11500   139900 SH       SOLE                   139900        0        0
INTL PAPER CO                  COMMON           460146103     1726    51350 SH       SOLE                    47650        0        0
INTL PAPER CO                  COMMON           460146103     4954   147400 SH       SOLE                   147400        0        0
JP MORGAN CHASE & CO           COMMON           46625H100     1112    28011 SH       SOLE                    27411        0      600
JOHNSON & JOHNSON              COMMON           478160104     2254    37500 SH       SOLE                    32480        0      420
JOHNSON & JOHNSON              COMMON           478160104     9398   156370 SH       SOLE                   156370        0        0
KIMBERLY CLARK CORP            COMMON           494368103     1679    28140 SH       SOLE                    25340        0      400
KIMBERLY CLARK CORP            COMMON           494368103     5762    96595 SH       SOLE                    96595        0        0
MCDONALDS CORP                 COMMON           580135101     2766    82040 SH       SOLE                    72480        0      860
MCDONALDS CORP                 COMMON           580135101    11658   345730 SH       SOLE                   345730        0        0
MICROSOFT CORP                 COMMON           594918104     2573    98375 SH       SOLE                    85395        0      800
MICROSOFT CORP                 COMMON           594918104    11471   438665 SH       SOLE                   438665        0        0
MORGAN STANLEY                 COM NEW          617446448     2009    35400 SH       SOLE                    31400        0      400
MORGAN STANLEY                 COM NEW          617446448     7983   140700 SH       SOLE                   140700        0        0
NUCOR CORP                     COMMON           670346105     2918    43735 SH       SOLE                    38285        0      450
NUCOR CORP                     COMMON           670346105    12563   188300 SH       SOLE                   188300        0        0
PEPSICO INC                    COMMON           713448108     1104    18690 SH       SOLE                    17770        0      450
PEPSICO INC                    COMMON           713448108    11566   195765 SH       SOLE                   195765        0        0
PFIZER INC                     COMMON           717081103     2103    90170 SH       SOLE                    81070        0      900
PFIZER INC                     COMMON           717081103     6098   261510 SH       SOLE                   261510        0        0
PITNEY BOWES INC               COMMON           724479100      862    20400 SH       SOLE                    16100        0        0
PITNEY BOWES INC               COMMON           724479100     6929   164000 SH       SOLE                   164000        0        0
PROCTER & GAMBLE CO            COMMON           742718109     2758    47651 SH       SOLE                    41576        0      525
PROCTER & GAMBLE CO            COMMON           742718109    11732   202689 SH       SOLE                   202689        0        0
QUALCOMM INC                   COMMON           747525103     2696    62590 SH       SOLE                    54750        0      680
QUALCOMM INC                   COMMON           747525103    11252   261180 SH       SOLE                   261180        0        0
ROYAL DUTCH SHELL PLC          DEPOSITORY RECEI 780259206     1414    23000 SH       SOLE                    23000        0        0
SCHLUMBERGER LTD               COMMON           806857108     3178    32710 SH       SOLE                    28710        0      300
SCHLUMBERGER LTD               COMMON           806857108    13883   142900 SH       SOLE                   142900        0        0
STAPLES INC                    COMMON           855030102     3004   132289 SH       SOLE                   114994        0     1320
STAPLES INC                    COMMON           855030102    11438   503675 SH       SOLE                   503675        0        0
STRYKER CORP                   COMMON           863667101      778    17500 SH       SOLE                    17500        0        0
3M CO                          COMMON           88579Y101     2034    26240 SH       SOLE                    23450        0      290
3M CO                          COMMON           88579Y101     7773   100300 SH       SOLE                   100300        0        0
TIME WARNER INC                COMMON           887317105     2546   145990 SH       SOLE                   126890        0     1200
TIME WARNER INC                COMMON           887317105    11149   639300 SH       SOLE                   639300        0        0
US BANCORP DEL                 COM NEW          902973304     1963    65690 SH       SOLE                    58590        0      700
US BANCORP DEL                 COM NEW          902973304     7030   235200 SH       SOLE                   235200        0        0
UNILEVER N V                   DEPOSITORY RECEI 904784709     2584    37635 SH       SOLE                    32585        0      350
UNILEVER N V                   DEPOSITORY RECEI 904784709    11555   168320 SH       SOLE                   168320        0        0
UNION PAC CORP                 COMMON           907818108     1140    14160 SH       SOLE                    13540        0        0
VERIZON COMMUNICATIONS         COMMON           92343V104     1743    57865 SH       SOLE                    51605        0      660
VERIZON COMMUNICATIONS         COMMON           92343V104     6252   207556 SH       SOLE                   207556        0        0
WAL MART STORES INC            COMMON           931142103     1651    35280 SH       SOLE                    31800        0      580
WAL MART STORES INC            COMMON           931142103     5656   120850 SH       SOLE                   120850        0        0
WALGREEN CO                    COMMON           931422109     2390    54010 SH       SOLE                    47760        0      650
WALGREEN CO                    COMMON           931422109     8672   195925 SH       SOLE                   195925        0        0
INGERSOLL-RAND COMPANY L       CL A             G4776G101     1845    45700 SH       SOLE                    40600        0      700
INGERSOLL-RAND COMPANY L       CL A             G4776G101     7280   180320 SH       SOLE                   180320        0        0

                                                           ------- -----------  --------- 	--------- -------- --------- -------
       REPORT TOTALS                                        511606 12230830                               11946185        0    24330